CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	600,000,000	600,000,000
Common stock shares issued	172,318,506	172,318,506
Common stock shares outstanding	172,318,506	172,318,506
Series A Convertible Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	15,000	15,000
Preferred stock shares issued	15,000	15,000
Preferred stock shares outstanding	15,000	15,000
Series C Convertible Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	23,000	23,000
Preferred stock shares issued	11,983	11,983
Preferred stock shares outstanding	11,983	11,983
Related Party [Member]
Convertible promissory notes related parties	$ 300	$ 300